Liquidity and Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Net (loss)	$ (4,404,770)	$ (2,447,320)	$ (18,105,315)	$ (7,917,853)
Net cash used for operating activities	2,911,630	1,423,530	10,525,182	7,662,019
Net cash used in investing activities	153,899	28,867	78,416	(1,452,476)
Net cash provided by financing activities	4,610,324	4,714,726	13,210,540	7,332,432
Cash and cash equivalents	$ 5,628,880		$ 4,084,085	1,477,143	$ 354,254
Shares of common stock sold, price per share	$ 0.75		$ 0.75
Accumulated deficit	$ 65,006,548		$ 60,601,778	$ 24,550,308
Private placement value	$ 11,714,498
Common stock, par value	$ 0.01		$ 0.01	$ .01
Warrant price	$ 1.50		$ 1.50
Private Placement [Member]
Change in Accounting Estimate [Line Items]
Private placement value		$ 4,995,749